Discontinued operation - Schedule of Discontinued Operation Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 0	$ 40,692	$ 4,005
Accounts receivable, net	0	1,558,227	875,281
Due from related parties	0	6,400	7,299
Deposits, prepayments and other current assets, net	0	16,102	19,466
Total current assets	0	1,621,421	906,051
NON - CURRENT ASSETS:
Property, planty and equipment, net	0	11,216	17,787
Deferred tax assets	0	104,857	264,736
Total non - current assets	0	116,073	282,523
TOTAL ASSETS	0	1,737,494	1,188,574
CURRENT LIABILITIES:
Accounts payable	0	206,407	10,343
Accrued expenses and other payables	0	295,504	191,618
Advances from customers	0	1,009	1,520
Due to related parties	0	402,202	0
Tax payable	0	102,029	53,546
Total current liabilities	0	1,007,151	257,027
NON - CURRENT LIABILITIES:
Amount due to related parties - non-current	0	0	419,583
Total non - current liabilities	0	0	419,583
TOTAL LIABILITIES	$ 0	$ 1,007,151	$ 676,610